Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1],[2]	$ 122.5	$ 944.9	$ 16.9	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 13.4	$ 1,097.7
Argentina
Total	[1],[2]	122.5	944.9	15.4	0.0	0.0	0.0	0.0	13.4	1,096.2
Argentina | Administración Federal de Ingresos Públicos
Total	[1],[2]	72.6	0.0	0.0	0.0	0.0	0.0	0.0	0.0	72.6
Argentina | Administración Nacional de Aduanas
Total	[1],[2]	29.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	29.4
Argentina | Administración Tributaria Mendoza
Total	[1],[2]	2.5	118.5	0.0	0.0	0.0	0.0	0.0	0.0	121.0
Argentina | Aerolíneas Argentinas
Total	[1],[2]	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.7	0.7
Argentina | Agencia de Recaudación Fueguina
Total	[1],[2]	0.0	2.1	1.0	0.0	0.0	0.0	0.0	0.0	3.1
Argentina | Bolsa de Comercio de Mendoza
Total	[1],[2]	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Argentina | Comisión de Fomento de Cañadón Seco
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Dirección General de Rentas
Total	[1],[2]	0.6	74.9	1.0	0.0	0.0	0.0	0.0	0.0	76.5
Argentina | Empresa de Desarrollo Hidrocarburífero Provincial
Total	[1],[2]	0.0	0.6	0.0	0.0	0.0	0.0	0.0	0.0	0.6
Argentina | Fideicomiso de Garantía - Provincia de Chubut
Total	[1],[2]	0.0	29.0	0.0	0.0	0.0	0.0	0.0	0.0	29.0
Argentina | Fideicomiso de Garantía Argentina
Total	[1],[2]	0.0	2.1	0.0	0.0	0.0	0.0	0.0	0.0	2.1
Argentina | Fideicomiso en Garantía - Provincia de Tierra del Fuego
Total	[1],[2]	0.0	6.8	0.0	0.0	0.0	0.0	0.0	0.0	6.8
Argentina | Fideicomiso en Garantía - Provincia del Neuquén - CBNA
Total	[1],[2]	0.0	59.3	0.0	0.0	0.0	0.0	0.0	0.0	59.3
Argentina | Fideicomiso en Garantía - Provincia del Neuquén - TICADE
Total	[1],[2]	0.0	48.6	0.0	0.0	0.0	0.0	0.0	0.0	48.6
Argentina | Fondo Fiduciario Ambiental de la Provincia de Río Negro
Total	[1],[2]	1.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	1.3
Argentina | Fondo Fiduciario Asistencia y Desarrollo de la Actividad Minera en la Provincia de Río Negro
Total	[1],[2]	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Argentina | Fondo Fiduciario para la Capacitación, el Desarrollo y la Fiscalización de la Actividad Hidrocarburífera
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Fundación Centro de Medicina Nuclear y Radioterapia Patagonia Austral
Total	[1],[2]	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2	0.2
Argentina | Gobierno de la Provincia de Río Negro
Total	[1],[2]	0.0	31.0	0.0	0.0	0.0	0.0	0.0	0.0	31.0
Argentina | Instituto de Energía
Total	[1],[2]	0.0	0.0	3.7	0.0	0.0	0.0	0.0	2.7	6.4
Argentina | Ministerio de Economía, Finanzas e Infraestructura
Total	[1],[2]	0.2	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.2
Argentina | Ministerio de Energía y Recursos Naturales
Total	[1],[2]	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Argentina | Ministerio de Salud y Ambiente de la Provincia de Santa Cruz
Total	[1],[2]	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.1
Argentina | Municipalidad de Allen
Total	[1],[2]	0.6	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.6
Argentina | Municipalidad de Comodoro Rivadavia
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Municipalidad de Ibicuy
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Municipalidad de Las Heras
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Municipalidad de Plaza Huincul
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Municipalidad de Rincón de Los Sauces
Total	[1],[2]	0.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.4
Argentina | Municipalidad de Senillosa
Total	[1],[2]	0.1	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.1
Argentina | Petrominera Chubut
Total	[1],[2]	0.0	0.0	0.2	0.0	0.0	0.0	0.0	0.0	0.2
Argentina | Provincia de Tierra del Fuego, Antártida e Islas del Atlántico Sur
Total	[1],[2]	1.1	1.9	0.0	0.0	0.0	0.0	0.0	0.2	3.2
Argentina | Provincia del Neuquén
Total	[1],[2]	7.4	361.1	3.6	0.0	0.0	0.0	0.0	0.0	372.1
Argentina | Secretaría de Desarrollo Territorial y Ambiente
Total	[1],[2]	2.4	0.0	0.0	0.0	0.0	0.0	0.0	0.0	2.4
Argentina | Secretaría de Energía
Total	[1],[2]	0.0	2.8	0.3	0.0	0.0	0.0	0.0	0.0	3.1
Argentina | Subsecretaría de Administración y Despacho del Ministerio de Producción
Total	[1],[2]	0.3	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.3
Argentina | Tesorería General de la Provincia de La Pampa
Total	[1],[2]	0.0	6.1	0.0	0.0	0.0	0.0	0.0	0.0	6.1
Argentina | Tesorería General de la Provincia de Río Negro
Total	[1],[2]	0.5	0.0	1.0	0.0	0.0	0.0	0.0	0.0	1.5
Argentina | Tesorería General de la Provincia de Salta
Total	[1],[2]	0.0	10.1	0.5	0.0	0.0	0.0	0.0	0.0	10.6
Argentina | Tesorería General de la Provincia de Santa Cruz
Total	[1],[2]	0.0	162.1	0.0	0.0	0.0	0.0	0.0	9.5	171.6
Argentina | Tesorería General de la Provincia del Chubut
Total	[1],[2]	0.0	27.9	0.0	0.0	0.0	0.0	0.0	0.0	27.9
Argentina | Tesorería General de Mendoza
Total	[1],[2]	0.0	0.0	4.1	0.0	0.0	0.0	0.0	0.0	4.1
Bolivia
Total	[1],[2]	0.0	0.0	1.0	0.0	0.0	0.0	0.0	0.0	1.0
Bolivia | Yacimientos Petrolíferos Fiscales Bolivianos
Total	[1],[2]	0.0	0.0	1.0	0.0	0.0	0.0	0.0	0.0	1.0
Colombia
Total	[1],[2]	0.0	0.0	0.5	0.0	0.0	0.0	0.0	0.0	0.5
Colombia | Agencia Nacional de Hidrocarburos
Total	[1],[2]	$ 0.0	$ 0.0	$ 0.5	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.5

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any tables between the totals and the sums of the amounts are due to rounding.